As filed with the Securities and Exchange Commission on February 6, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21833

Helios Multi-Sector High Income Fund, Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period:  December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
INVESTMENT GRADE CORPORATE BONDS - 7.8%
Basic Industry - 5.6%
Domtar Corp. 2	10.75%	06/01/17	$500	$630,000
Georgia-Pacific LLC	7.25	06/01/28	240	289,553
Georgia-Pacific LLC	7.38	12/01/25	285	351,494
Nalco Co. 3,4	6.63	01/15/19	600	694,500
Westlake Chemical Corp. 2	6.63	01/15/16	500	506,250
Total Basic Industry
(Cost - $2,035,746)				2,471,797
Telecommunications - 2.2%
Qwest Corp. 2
(Cost - $722,450)	6.88	09/15/33	1,000	993,290
Total INVESTMENT GRADE CORPORATE BONDS
(Cost - $2,758,196)				3,465,087
HIGH YIELD CORPORATE BONDS - 129.3%
Basic Industry - 16.7%
AK Steel Corp. 2	7.63	05/15/20	790	742,600
Associated Materials LLC	9.13	11/01/17	600	523,500
Cascades, Inc. 6	7.75	12/15/17	625	618,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 2	8.88	02/01/18	600	562,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	250	206,250
Huntsman International LLC	8.63	03/15/21	550	583,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 3,4	9.50	12/01/19	375	393,750
Momentive Performance	9.00	01/15/21	300	228,000
Ply Gem Industries, Inc.	8.25	02/15/18	600	522,750
Polymer Group Inc. 3,4	7.75	02/01/19	600	621,000
Solutia, Inc.	8.75	11/01/17	300	327,750
Steel Dynamics Inc. 2	7.63	03/15/20	675	712,125
Tembec Industries Inc. 2,6	11.25	12/15/18	625	643,750
Trimas Corp. 2	9.75	12/15/17	285	309,225
Xerium Technologies, Inc. 3,4	8.88	06/15/18	470	425,350
Total Basic Industry
(Cost - $7,772,939)				7,420,300
Capital Goods - 7.5%
Berry Plastics Corp. 2	9.50	05/15/18	600	603,000
Building Materials Corp. of America 3,4	6.75	05/01/21	300	315,000
Crown Cork & Seal Co., Inc. 2	7.38	12/15/26	675	695,250
Owens-Illinois, Inc.	7.80	05/15/18	475	524,875
Terex Corp. 2	8.00	11/15/17	625	612,500
USG Corp. 2	9.75	01/15/18	675	570,375
Total Capital Goods
(Cost - $3,255,818)				3,321,000
Consumer Cyclical - 15.4%
Ace Hardware Corp. 3,4	9.13	06/01/16	500	530,000
American Axle & Manufacturing, Inc.	7.75	11/15/19	275	269,500
American Axle & Manufacturing, Inc. 2	7.88	03/01/17	550	544,500
DineEquity Inc. 2	9.50	10/30/18	600	644,250
Ford Motor Co.	6.50	08/01/18	525	553,875
Levi Strauss & Co. 2	7.63	05/15/20	675	689,344
Limited Brands Inc.	8.50	06/15/19	250	291,250
McJunkin Red Man Corp.	9.50	12/15/16	525	532,875
MGM Mirage	7.63	01/15/17	625	595,312
MTR Gaming Group, Inc. 3,4	11.50	08/01/19	190	161,975
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.88	03/15/18	600	586,500
Pittsburgh Glass Works LLC 3,4	8.50	04/15/16	140	134,750
Sally Holdings LLC/Sally Capital, Inc. 3,4	6.88	11/15/19	250	261,250
Tenneco Inc. 2	6.88	12/15/20	625	640,625
The Neiman Marcus Group Inc. 2	10.38	10/15/15	300	311,628
Visteon Corp. 3,4	6.75	04/15/19	95	94,762
Total Consumer Cyclical
(Cost - $6,522,108)				6,842,396

See Notes to Portfolio of Investments and Notes to Financial Statements.

1

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Consumer Non-Cyclical - 18.2%
ACCO Brands Corp. 2	10.63%	03/15/15	$550	$611,875
American Reprographics Co.	10.50	12/15/16	600	534,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	8.25	01/15/19	625	620,312
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	175	179,812
B&G Foods, Inc. 2	7.63	01/15/18	675	717,188
C&S Group Enterprises LLC 2,3,4	8.38	05/01/17	600	633,000
Deluxe Corp. 2	7.38	06/01/15	500	506,250
Iron Mountain Inc. 2	8.38	08/15/21	275	292,875
Iron Mountain Inc. 2	8.75	07/15/18	575	598,000
Reynolds Group Issuer LLC 2,3,4	9.00	04/15/19	515	489,250
Rite Aid Corp. 2	8.63	03/01/15	275	265,375
Rite Aid Corp. 2	9.75	06/12/16	275	301,125
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25	02/01/21	350	354,375
RSC Equipment Rental, Inc./RSC Holdings III LLC 2	10.25	11/15/19	275	299,750
Service Corp. International 2	6.75	04/01/16	750	811,875
United Rentals North America, Inc. 2	8.38	09/15/20	875	853,125
Total Consumer Non-Cyclical
(Cost - $7,895,900)				8,068,187
Energy - 27.4%
Arch Coal Inc. 2	8.75	08/01/16	675	737,438
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 2	8.63	10/15/20	600	627,750
Calfrac Holdings LP 2,3,4	7.50	12/01/20	600	585,000
Chaparral Energy, Inc. 2	8.88	02/01/17	600	621,000
Consol Energy Inc. 2	8.25	04/01/20	750	828,750
Crosstex Energy LP/Crosstex Energy Finance Corp. 2	8.88	02/15/18	550	600,875
EV Energy Partners LP/EV Energy Finance Corp.	8.00	04/15/19	625	635,937
Frac Tech Services LLC/Frac Tech Finance, Inc. 2,3,4	7.63	11/15/18	390	408,525
Frontier Oil Corp. 2	8.50	09/15/16	675	718,875
GMX Resources Inc. 2,3,4,7	11.00	12/01/17	225	182,250
Hercules Offshore, Inc. 2,3,4	10.50	10/15/17	375	364,688
Hilcorp Energy I LP/Hilcorp Finance Co. 2,3,4	8.00	02/15/20	675	722,250
Key Energy Services Inc.	6.75	03/01/21	375	375,000
Linn Energy LLC/Linn Energy Finance Corp. 2	8.63	04/15/20	660	716,100
Petroleum Geo-Services ASA 3,4,6	7.38	12/15/18	275	280,500
Pioneer Natural Resources Co.	6.65	03/15/17	400	442,586
Plains Exploration & Production Co. 2	7.63	06/01/18	675	715,500
Precision Drilling Corp. 6	6.63	11/15/20	225	230,062
Quicksilver Resources, Inc. 2	11.75	01/01/16	375	425,625
SESI LLC 2	6.88	06/01/14	500	502,500
Trinidad Drilling LTD 2,3,4,6	7.88	01/15/19	625	643,750
Venoco, Inc.	8.88	02/15/19	600	540,000
W&T Offshore, Inc. 3,4	8.50	06/15/19	220	227,700
Total Energy
(Cost - $11,734,302)				12,132,661
Finance & Investment - 4.6%
FireKeepers Development Authority 2,3,4	13.88	05/01/15	500	567,500
Ineos Finance PLC 3,4,6	9.00	05/15/15	325	329,875
Marina District Finance Co., Inc.	9.88	08/15/18	600	547,500
Masonite International Corp. 3,4,6	8.25	04/15/21	600	588,000
Motors Liquidation Co.	7.13	07/15/13	250	2,500
Motors Liquidation Co. 2	8.38	07/15/33	1,500	15,000
Total Finance & Investment
(Cost - $2,006,330)				2,050,375
Media - 6.7%
Cablevision Systems Corp. 2	8.63	09/15/17	750	830,625
CCO Holdings LLC/Cap Corp. 2	8.13	04/30/20	675	739,125
Insight Communications, Inc. 2,3,4	9.38	07/15/18	675	771,187
Mediacom LLC/Mediacom Cap Corp. 2	9.13	08/15/19	600	636,750
Total Media
(Cost - $2,785,822)				2,977,687

See Notes to Portfolio of Investments and Notes to Financial Statements.

2

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Real Estate - 1.2%
Realogy Corp. 3,4
(Cost - $560,344)	7.88%	02/15/19	$625	$543,750
Services Cyclical - 12.1%
AMC Entertainment Inc. 2	8.75	06/01/19	600	621,000
Beazer Homes USA, Inc. 2	9.13	06/15/18	275	189,063
CityCenter Holdings LLC/CityCenter Finance Corp. 2,3,4	7.63	01/15/16	600	615,000
Easton-Bell Sports Inc. 2	9.75	12/01/16	525	572,250
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. 2	11.25	06/01/17	500	530,625
Hovnanian Enterprises Inc. 2	10.63	10/15/16	600	478,500
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 3,4	8.88	04/15/17	600	595,500
Pulte Group, Inc.	6.38	05/15/33	600	415,500
Royal Caribbean Cruises Limited 2,6	7.25	06/15/16	675	725,625
Standard Pacific Corp. 2	8.38	05/15/18	675	641,250
Total Services Cyclical
(Cost - $5,519,565)				5,384,313
Services Non-Cyclical - 2.2%
HCA, Inc.	8.00	10/01/18	625	660,938
Health Management Associates Inc. 3,4	7.38	01/15/20	300	312,000
Total Services Non-Cyclical
(Cost - $934,459)				972,938
Technology & Electronics - 2.7%
First Data Corp. 2,3,4	8.25	01/15/21	600	537,000
First Data Corp.	9.88	09/24/15	61	57,340
Freescale Semiconductor, Inc. 2,3,4	9.25	04/15/18	550	587,813
Total Technology & Electronics
(Cost - $1,184,025)				1,182,153
Telecommunications - 11.4%
Cincinnati Bell Inc. 2	8.25	10/15/17	265	266,325
Cincinnati Bell Inc. 2	8.38	10/15/20	285	284,288
Citizens Communications Corp. 2	7.13	03/15/19	1,050	1,023,750
Clear Channel Communications, Inc.	9.00	03/01/21	600	505,500
inVentiv Health, Inc. 3,4	10.00	08/15/18	245	224,175
Nextel Communications, Inc. 2	7.38	08/01/15	675	617,625
PAETEC Holding Corp.	9.50	07/15/15	250	261,875
PAETEC Holding Corp.	9.88	12/01/18	375	412,500
Sprint Nextel Corp.	8.38	08/15/17	500	448,125
Windstream Corp. 2	7.00	03/15/19	1,000	1,010,000
Total Telecommunications
(Cost - $5,100,587)				5,054,163
Utility - 3.2%
Calpine Corp. 2,3,4	7.25	10/15/17	550	577,500
Edison Mission Energy	7.00	05/15/17	275	178,750
NRG Energy, Inc. 2	8.50	06/15/19	675	685,125
Total Utility
(Cost - $1,435,788)				1,441,375
Total HIGH YIELD CORPORATE BONDS
(Cost - $56,707,987)				57,391,298
TERM LOANS - 0.4%
Texas Competitive Electric Holdings LLC 1,4
(Cost - $233,090)	4.78	01/09/12	286	180,611

			Shares
COMMON STOCKS - 1.5%
Consumer Discretionary - 0.3%
General Motors Company 5
(Cost - $338,442)			7,115	144,221
Materials - 0.7%
Huntsman Corp.
(Cost - $309,392)			30,900	309,000

See Notes to Portfolio of Investments and Notes to Financial Statements.

3

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011

		Value
	Shares	(Note 2)
COMMON STOCKS (continued)
Telecommunications - 0.5%
Frontier Communications Corp.	17,743	$91,377
Windstream Corp.	9,200	108,008
Total Telecommunications
(Cost - $285,725)		199,385
Total COMMON STOCKS
(Cost - $933,559)		652,606
WARRANTS - 0.3%
Consumer Discretionary - 0.3%
General Motors Company 5
Expiration: July 2016
Exercise Price: $10.00	6,469	75,881
General Motors Company 5
Expiration: July 2019
Exercise Price: $18.33	6,469	50,588
Total Consumer Discretionary
(Cost - $384,116)		126,469
Total WARRANTS
(Cost - $384,116)		126,469
Total Investments - 139.3%
(Cost - $61,016,948)		61,816,071
Liabilities in Excess of Other Assets - (39.3)%		(17,432,134)
NET ASSETS - 100.0%		$ 44,383,937

See Notes to Portfolio of Investments and Notes to Financial Statements.

4

HELIOS FUNDS
Notes to Portfolios of Investments (Unaudited)
December 31, 2011

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	- Variable Rate Security - Interest rate shown is the rate in effect as of December 31, 2011.
2	- Portion of entire principal amount pledged as collateral for margin loans.
3	- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to
	qualified institutional buyers. As of December 31, 2011, the total value of all such investments were as follows:
	Fund	Value	% of Net Assets
	Helios Advantage Income Fund, Inc.	$16,645,222	29.89%
	Helios High Income Fund, Inc.	11,819,906	30.05
	Helios Multi-Sector High Income Fund, Inc.	14,418,550	32.49
	Helios Strategic Income Fund, Inc.	9,087,052	24.16
4	- Private Placement.
5	- Non-income producing security.
6	- Foreign security or a U.S. security of a foreign company.
7	- Payment in kind security.

HELIOS FUNDS
Notes to Financial Statements
December 31, 2011 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$785,079	$144,533	$929,612

Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,458,388	50,845,546	-	-	-	54,303,934

Level 3 - Significant Unobservable Inputs	-	20,329,661	210,713	-	-	20,540,374
Total	$3,458,388	$71,175,207	$210,713	$785,079	$144,533	$75,773,920

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$574,635	$108,424	$683,059

Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,996,511	36,036,336	-	-	-	39,032,847

Level 3 - Significant Unobservable Inputs	-	14,656,970	165,560	-	-	14,822,530
Total	$2,996,511	$50,693,306	$165,560	$574,635	$108,424	$54,538,436

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$652,606	$126,469	$779,075

Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,465,087	40,604,123	-	-	-	44,069,210

Level 3 - Significant Unobservable Inputs	-	16,787,175	180,611	-	-	16,967,786
Total	$3,465,087	$57,391,298	$180,611	$652,606	$126,469	$61,816,071

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$2,909,781	$108,424	$ 3,018,205

Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-	7,950,272	21,205,566	-	-	-	29,155,838

Level 3 - Significant Unobservable Inputs	6,976,797	-	11,438,114	150,509	-	-	18,565,420
Total	$6,976,797	$7,950,272	$32,643,680	$150,509	$2,909,781	$108,424	$50,739,463

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$31,193,500	$291,584	$31,485,084
Accrued Discounts (Premiums)	159,980	6,645	166,625
Realized Gain/(Loss)	(1,425,045)	2,357	(1,422,688)
Change in Unrealized Appreciation (Depreciation)	84,794	(60,162)	24,632
Purchases at Cost	12,506,016	265,729	12,771,745
Sales Proceeds	(16,200,484)	(295,440)	(16,495,924)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(5,989,100)	-	(5,989,100)	(a)
Balance as of December 31, 2011	$20,329,661	$210,713	$20,540,374
Change in unrealized gains or losses relating to assets still held at reporting date	$ (727,947)	$ (61,255)	$(789,202)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$20,909,956	$229,102	$21,139,058
Accrued Discounts (Premiums)	70,217	5,220	75,437
Realized Gain/ (Loss)	47,498	1,852	49,350
Change in Unrealized Appreciation ( Depreciation)	(988,460)	(47,269)	(1,035,729)
Purchases at Cost	8,965,718	208,787	9,174,505
Sales Proceeds	(9,880,899)	(232,132)	(10,113,031)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(4,467,060)	-	(4,467,060)	(a)
Balance as of December 31, 2011	$14,656,970	$165,560	$14,822,530
Change in unrealized gains or losses relating to assets still held at reporting date	$ (528,418)	$ (48,128)	$(576,546)

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$23,513,374	$249,929	$23,763,303
Accrued Discounts (Premiums)	97,968	5,671	103,639
Realized Gain/(Loss)	(647,832)	2,021	(645,811)
Change in Unrealized Appreciation (Depreciation)	(314,139)	(51,543)	(365,682)
Purchases at Cost	9,257,537	227,768	9,485,305
Sales Proceeds	(10,641,915)	(253,235)	(10,895,150)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(4,477,818)	-	(4,477,818)	(a)
Balance as of December 31, 2011	$16,787,175	$180,611	$16,967,786
Change in unrealized gains or losses relating to assets still held at reporting date	$ (631,422)	$ (52,479)	$(683,901)

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage-Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$4,799,663	$14,795,090	$208,275	$19,803,028
Accrued Discounts (Premiums)	(24,247)	103,111	4,724	83,588
Realized Gain/(Loss)	-	(1,274,109)	1,684	(1,272,425)
Change in Unrealized Appreciation (Depreciation)	221,534	643,908	(42,952)	822,490
Purchases at Cost	1,979,847	5,982,088	189,807	8,151,742
Sales Proceeds	-	(6,177,584)	(211,029)	(6,388,613)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(2,634,390)	-	(2,634,390)	(a)
Balance as of December 31, 2011	$6,976,797	$11,438,114	$150,509	$18,565,420
Change in unrealized gains or losses relating to assets still held at reporting date	$ 221,534	$ (465,751)	$(43,733)	$ (287,950)

(a) Transferred due to increase/decrease of observable market data for these securities.

Credit Facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% on the total line of credit amount available plus the 3-month London Interbank Offered Rate on the amount outstanding.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at December 31, 2011	22,200,000	16,900,000	19,150,000	14,950,000
Line of credit amount unused at December 31, 2011	4,800,000	2,100,000	2,850,000	3,050,000
Average balance outstanding during the period	22,200,000	16,900,000	19,150,000	14,950,000
Interest expense incurred on line of credit during the period	223,786	160,863	185,153	149,588
Average interest rate during the nine month period ended December 31, 2011	1.32%	1.25%	1.27%	1.31%

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2011.
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$74,870,460	$3,711,242	$(2,807,782)	$903,460
Helios High Income Fund, Inc.	53,605,883	2,852,754	(1,920,201)	932,553
Helios Multi-Sector High Income Fund, Inc.	61,016,948	3,111,032	(2,311,909)	799,123
Helios Strategic Income Fund, Inc.	49,710,512	2,988,722	(1,959,771)	1,028,951

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Multi-Sector High Income Fund, Inc.

By (Signature and Title)              /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date          February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date         February 6, 2012

By (Signature and Title)*            /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date         February 6, 2012

* Print the name and title of each signing officer under his or her signature.